Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities - Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities (Details) - BRL (R$)
R$ in Thousands
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities [Abstract]
Liability Lease, Beginning Balances	R$ 45,171
Equity Share premium reserve, Beginning Balances	2,589,934
Liability Lease, Variations with effect on cash	(5,218)
Equity Share premium reserve, Variations with effect on cash	2,032,713
Liability Lease, Payment of leases	(5,218)	R$ (4,631)
Equity Share premium reserve, Payment of leases
Liability Lease, Share capital increase
Equity Share premium reserve, Share capital increase	2,116,731
Liability Lease, IPO cost
Equity Share premium reserve, IPO cost	(84,018)
Liability Lease, Ending Balances	39,953
Equity Share premium reserve, Ending Balances	R$ 4,622,647